Basis of Preparation - Summary of Impacts Arising from Initial Adoption IFRS 9 Recognised Directly to Equity (Detail) - BRL (R$) R$ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impact on adoption of IFRS9 and IFRS15 [line items]
Customers and traders; power transmission (Note 8)		R$ (391)	R$ (818)	R$ (56)
IFRS 9 [member]
Disclosure of impact on adoption of IFRS9 and IFRS15 [line items]
Customers and traders; power transmission (Note 8)	R$ (150)
Deferred income and social contribution taxes (Note 10c)	51
Adjustment arising in the investee Light	(182)
IFRS 9 [member] | Light [member]
Disclosure of impact on adoption of IFRS9 and IFRS15 [line items]
Adjustment arising from Light	R$ (83)